INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Income Taxes [Line Items]
Income tax expense	$ 10,994	$ 7,358
Income from continuing operations before income taxes and equity earnings	$ 44,505	$ 35,420
Irish statutory tax rate	12.50%	12.50%
Foreign Tax Authority | Tax Year 2017
Income Taxes [Line Items]
Income tax assessment related to transfer pricing			$ 30,000